Restatement of Previously Issued Financial Statements	6 Months Ended
Jun. 30, 2022
Condensed Financial Information Disclosure [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2.  RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

 In September 2022, the Board of Directors of the Company concluded that the loans made to some of its sales agents were mis-recorded under sales commission expense. The unintentional errors occurred because of a miscommunication between the Company’s management and accountant. The Company made loans to twenty (20) individual sales agents in the aggregate amount of $7,853,921 during the three months ended June 30, 2022. Pursuant to the respective loan agreements with each of the sales agents, the Company made such loans to each of the twenty (20) sales agents for the purpose of market expansion, and all loans should be repaid in full before December 31, 2022. In accordance with the loan agreements, these loans are unsecured and bear no interest.

In connection with the correction of sales commission and loans to third party sales agents, the Company restated its sales commission expense, accrued taxes, provision for income taxes, and loan to third parties as of and for the six months ended June 30, 2022. The changes in accrued taxes and provision for income taxes were driven by the correction of the sales commission.

As a result of the restatement, the cumulative effect as of and for the six months ended June 30, 2022 was an increase in the loan to third parties of $7,853,921, a decrease in sales commission expense of $8,119,391, an increase in accrued taxes of $538,398, and an increase provision for income taxes of $556,597.

The restatement increased basic and diluted net earnings per share by approximately $0.11 for the three and six months ended June 30, 2022.

The impacts of these restatements on the consolidated financial statements are summarized below:

	As of June 30, 2022
	Previously Reported	Adjustments	Restated
Consolidated Balance Sheets
Loan to third parties	$-	$7,853,921	$7,853,921
Total Current Assets	$8,530,209	$7,853,921	$16,384,130
Total Assets	$17,522,507	$7,853,921	$25,376,428
Accrued liabilities and other payables	$7,522,206	$538,398	$8,060,604
Total Current Liabilities	$22,813,084	$538,398	$23,351,482
Total Liabilities	$22,813,084	$538,398	$23,351,482
Retained earnings (accumulated deficit)	$(6,228,711)	$7,180,873	$952,162
Accumulated other comprehensive loss	$13,135	$(234,784)	$(221,649)
Total stockholders’ equity (deficit)	$(5,050,668)	$6,946,089	$1,895,421
Noncontrolling interests	$(239,909)	$369,434	$129,525
Total Equity (Deficit)	$(5,290,577)	$7,315,523	$2,024,946
Total Liabilities and Equity (Deficit)	$17,522,507	$7,853,921	$25,376,428

	For the Three Months Ended June 30, 2022
	Previously Reported	Adjustments	Restated
Consolidated Statements of Income and Comprehensive Income (Loss)
Selling and marketing expenses	$51,072,254	$(8,119,391)	$42,952,863
Total operating expenses	$51,341,188	$(8,119,391)	$43,221,797
Income (loss) from operations	$(3,489,675)	$8,119,391	$4,629,716
Income (loss) before provision for income taxes	$(3,482,352)	$8,119,391	$4,637,039
Provision for income taxes	$(53,366)	$556,597	$503,231
Net income (loss)	$(3,428,986)	$7,562,794	$4,133,808
Net income attributable to noncontrolling interests	$(169,256)	$381,921	$212,665
Net income (loss) attributable to Tengjun stockholders	$(3,259,730)	$7,180,873	$3,921,143
Foreign currency translation adjustment	$200,770	$(247,271)	$(46,501)
Comprehensive income (loss)	$(3,228,216)	$7,315,523	$4,087,307
Comprehensive income attributable to noncontrolling interests	$(159,117)	$369,434	$210,317
Comprehensive income (loss) attributable to Tengjun stockholders	$(3,069,099)	$6,946,089	$3,876,990
Net income (loss) per common share - basic and diluted	$(0.05)	$0.11	$0.06

	For the Six Months Ended June 30, 2022
	Previously Reported	Adjustments	Restated
Consolidated Statements of Income and Comprehensive Income (Loss)
Selling and marketing expenses	$54,430,227	$(8,119,391)	$46,310,836
Total operating expenses	$54,929,500	$(8,119,391)	$46,810,109
Income (loss) from operations	$(3,163,937)	$8,119,391	$4,955,454
Income (loss) before provision for income taxes	$(3,156,590)	$8,119,391	$4,962,801
Provision for income taxes	$39,589	$556,597	$596,186
Net income (loss)	$(3,196,179)	$7,562,794	$4,366,615
Net income attributable to noncontrolling interests	$(155,272)	$381,921	$226,649
Net income (loss) attributable to Tengjun stockholders	$(3,040,907)	$7,180,873	$4,139,966
Foreign currency translation adjustment	$191,332	$(247,271)	$(55,939)
Comprehensive income (loss)	$(3,004,847)	$7,315,523	$4,310,676
Comprehensive income attributable to noncontrolling interests	$(145,610)	$369,434	$223,824
Comprehensive income (loss) attributable to Tengjun stockholders	$(2,859,237)	$6,946,089	$4,086,852
Net income (loss) per common share - basic and diluted	$(0.05)	$0.11	$0.06

	For the Six Months Ended June 30, 2022
	Previously Reported	Adjustments	Restated
Consolidated Statements of Cash Flows
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$(3,196,179)	$7,562,794	$4,366,615
Changes in net assets and liabilities:
Loan to third parties	$-	$(8,119,391)	$(8,119,391)
Taxes payable	$7,373,656	$556,597	$7,930,253